Expense Example	Sep. 30, 2025 USD ($)
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,022
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,198
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,627
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,485
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	656
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	628
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	441
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	565
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	687
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	809
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	988
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	506
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,428
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,281
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	565
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	427
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	414
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	882
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	1,001
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,119
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,236
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,409
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	1,829
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,691
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	1,001
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	878
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	857
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	1,871
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
MassMutual Premier Funds_Pro | MassMutual Global Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
MassMutual Premier Funds_Pro | MassMutual Global Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,169
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	714
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	835
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	955
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,073
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,249
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,524
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,535
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	830
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,296
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,364
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	710
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	692
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	745
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	985
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	755
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,704
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,563
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	806
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,896
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	726
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 705